Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment, Net

	As of December 31,
	2021	2020
	(in thousands)
Medical equipment	$737	$737
Office furniture and equipment	56	56
Computer software and electronic equipment	78	78
Leasehold improvements	231	221
	1,102	1,092
Less - Accumulated depreciation	957	916
Net book value	$145	$176